Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2019	$ 31,101
2020	29,366
2021	32,508
2022	33,415
2023	35,111
2024-2028	183,338
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2019	6,077
2020	6,686
2021	7,172
2022	7,731
2023	8,241
2024-2028	$ 47,119